Taxes - Deferred tax assets and liabilities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	$ (1,825,605)	$ 6,034,706	$ 5,480,516	$ 2,541,484	$ 2,541,484
Deferred tax asset attributable to deductible operating loss carryforwards	20 years
Percentage of foreign change relating to loans and borrowings	16.00%
Deferred tax liabilities business combination	$ (997,516)
Deferred tax liabilities business combination related to acquisition	(1,756,893)
Deferred tax liabilities arising from natural and environmental resources	(2,991,429)
Deferred tax liabilities exploraion costs	28,029
Deferred tax liabilities on foreign concessions	4,118,455
Deferred tax liabilities others	109,156
Deferred tax liabilities partnership interest	(469,499)
Deferred tax liabilities property plant and equipment	$ (1,141,923)
Applicable tax rate for fixed assets	35
Ecopetrol America
Disclosure Of Taxes [Line Items]
Operating loss carryforwards, Subject to expiration	$ 1,591,781
Deferred tax assets operating loss carry forwards not subject to expiration	765,914
Refineria De Cartagana [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets operating loss carry forwards not subject to expiration	2,027,433
Deferred tax liabilities property plant and equipment	$ 935,983
Invercolsa
Disclosure Of Taxes [Line Items]
Deferred tax asset attributable to deductible operating loss carryforwards	12 years
Operating loss carryforwards, Subject to expiration	$ 14,626
Deferred tax liabilities property plant and equipment	500,314
Loss carry forwards [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	4,399,754	4,478,606	2,550,816	1,002,062
Provisions [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	4,029,550	3,187,850	2,404,032	1,994,762
Employee benefits [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	1,378,161	1,874,242	1,875,872	1,161,860
Accounts payable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	13,774	(10,626)	711,503	365,646
Borrowings and other financial liabilities
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	2,735,340	846,019	920,203	827,452
Accounts receivable [Member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(4,029,534)	183,843	139,410	79,591
Excess presumptive income
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	180,563	61,722	298,273	(37,638)
Others.
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(1,327,524)	47,269	(15,189)	(143,717)
Goodwill [member]
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(780,193)	(366,346)	(363,968)	(404,394)
Property plant and equipment and Natural and environmental resources
Disclosure Of Taxes [Line Items]
Deferred tax assets (liabilities)	(8,425,496)	$ (4,267,873)	$ (3,040,436)	$ (2,304,140)
Property plant and equipment and Natural and environmental resources | Refineria De Cartagana [Member]
Disclosure Of Taxes [Line Items]
Excess of Presumptive Income Recognised	$ 180,563